Other liabilities	12 Months Ended
Dec. 31, 2019
23. Other liabilities
Other liabilities

The notes included in this section focus on the Group’s accruals, provisions and contingent liabilities. Provisions are recognised for present obligations arising as consequences of past events where it is probable that a transfer of economic benefit will be necessary to settle the obligation, and it can be reliably estimated. Contingent liabilities reflect potential liabilities that are not recognised on the balance sheet.

23 Other liabilities

	2019	2018
	£m	£m
Accruals and deferred income[a]	3,472	3,877
Other creditors	3,257	3,540
Items in the course of collection due to other banks	213	277
Obligations under finance lease	-	22
Lease liabilities[b] (refer to Note 21)	1,563	-
Other liabilities	8,505	7,716

Notes

a Upon adoption of IFRS 16 on 1 January 2019, £40m of rent free adjustments which were previously recorded within accruals and deferred income were transferred to right of use asset impairment allowance. Please see Note 1 for further detail.